UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Compliance Officer
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	November 14, 2000

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		3

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$747,807,000


List of Other Included Managers:

	No.	13F File Number	Name

	01	28-6420		Soros Fund Management
	02	28-4528		Fleet Investment Advisors
	03	28-1190		Frank Russell Management





                                                                    FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/   PUT/INVSTMT  OTHER
VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLCUSIP      (X$1000)PRN AMT  PRN   CALLDSCRETN  MANAGERS   SOLE
SHAREDNONE

BANK OF AMERICA              COM        60505104      26571   507330SH        SOLE                  507330
BANK ONE CORP                COM        06423A103     11859   307030SH        SOLE                  307030
CANADIAN NATIONAL RAILWAY    COM        136375102       879    30000SH        SOLE                   30000
CHASE MANHATTAN              COM        16161A108      7298   158016SH        SOLE                    7298
CROSSWAVE COMM               COM        227686102      2564   250100SH        SOLE                  250100
EMBRATEL                     COM        29081N100     98645  5332179SH        DEFINED  02          5246691
85488
FEDERATED INV.               COM        31411103      10110   408477SH        SOLE                  408477
FRANKLIN RESOURCES           COM        354613101     12569   282900SH        SOLE                  282900
GRPO TV                      COM        40049J206     39697   688132SH        SOLE                  688132
GUCCI                        COM        401566104    183227  1816372SH        DEFINED  02          1768304
48068
ICICI                        COM        44926P202      2464   224000SH        SOLE                  224000
INCO LTD                     COM        453258402       372    23100SH        SOLE                   23100
ING GROEP                    COM        456837103       112     1700SH        SOLE                    1700
KOREA TEL                    COM        50063P103    120062  3570629SH        DEFINED  02          3526306
44323
NDS                          COM        628891103       819    10630SH        SOLE                   10630
NTL INC                      COM        629407107       752    16231SH        SOLE                   16231
NOKIA                        COM        654902204     12472   313268SH        SOLE                  313268
NORTEL NETWORKS              COM        656568102     28024   470500SH        SOLE                  470500
PARTNER COM                  COM        70211M109      2060   268000SH        SOLE                  268000
PLACER DOME                  COM        725906101       228    24200SH        SOLE                   24200
ROYAL DUTCH                  COM        780257804      1085    18100SH        SOLE                   18100
RYANAIR                      COM        783513104       269     6978SH        SOLE                    6978
SEI INVESTMENTS              COM        784117103      9488   134112SH        SOLE                    9488
SK TELECOM                   COM        78440P108     98287  3835594SH        DEFINED  02          3759043
76551
SCHLUMBERGER                 COM        806857108       659     8000SH        SOLE                    8000
724 SOLUTIONS                COM        81788Q100       950    20000SH        SOLE                   20000
SONY CORP                    COM        835699307      6056    60000SH        SOLE                   60000
SOUTHEBY'S HOLDINGS          COM        835898107      3216   129300SH        SOLE                  129300
STATE STREET CP              COM        857477103     10778    82910SH        SOLE                   82910
STMICROELE                   COM        861012102      2006    42000SH        SOLE                   42000
TELEFONICA                   COM        879382208      1608    27059SH        SOLE                   27059
TELEMEX                      COM        879403780      2093   111344SH        DEFINED  02            69660
41684
TELEWEST                     COM        87956P105      1155    59154SH        SOLE                   59154
TOTAL FINA                   COM        89151E109       131     1786SH        SOLE                     131
TURKCELL                     COM        900111105     34581  3143747SH        DEFINED  02          3079313
64434
WADDELL & REED               COM        930059100     13380   431598SH        SOLE                  431598
FLAG TELECOM                 COM        G3529L102       184    12430SH        SOLE                   12430
OPENTV CORP                  COM        G67543101      1097    24450SH        SOLE                   24450